Vanguard® Target Maturity 2034 Corporate Bond ETF
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (97.9%)
Communications (5.8%)
	AppLovin Corp.	5.500%	12/1/2034	19	19
	AT&T Inc.	5.400%	2/15/2034	48	49
	Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/2034	10	10
	Charter Communications Operating LLC	6.650%	2/1/2034	9	9
	Charter Communications Operating LLC	6.550%	6/1/2034	33	34
	Comcast Corp.	5.300%	6/1/2034	25	25
	Comcast Corp.	4.200%	8/15/2034	12	11
	Meta Platforms Inc.	4.750%	8/15/2034	36	35
	Netflix Inc.	4.900%	8/15/2034	16	16
	Omnicom Group Inc.	5.300%	11/1/2034	12	12
	Rogers Communications Inc.	5.300%	2/15/2034	23	23
	T-Mobile USA Inc.	5.750%	1/15/2034	29	30
	T-Mobile USA Inc.	5.150%	4/15/2034	10	10
	Uber Technologies Inc.	4.800%	9/15/2034	25	24
	Verizon Communications Inc.	4.400%	11/1/2034	28	27
	Walt Disney Co.	6.200%	12/15/2034	16	17
					351
Consumer Discretionary (5.0%)
	Alibaba Group Holding Ltd.	4.500%	11/28/2034	12	12
	Amazon.com Inc.	4.800%	12/5/2034	23	23
[1]	American Honda Finance Corp.	4.900%	1/10/2034	15	15
	AutoZone Inc.	5.400%	7/15/2034	9	9
	BorgWarner Inc.	5.400%	8/15/2034	7	7
	Choice Hotels International Inc.	5.850%	8/1/2034	7	7
	Cornell University	4.835%	6/15/2034	5	5
	DR Horton Inc.	5.000%	10/15/2034	9	9
	Ferguson Enterprises Inc.	5.000%	10/3/2034	10	10
	Ford Motor Credit Co. LLC	6.125%	3/8/2034	27	27
	General Motors Financial Co. Inc.	6.100%	1/7/2034	11	12
	General Motors Financial Co. Inc.	5.950%	4/4/2034	10	10
	General Motors Financial Co. Inc.	5.450%	9/6/2034	40	40
	Hasbro Inc.	6.050%	5/14/2034	7	7
	Home Depot Inc.	4.950%	6/25/2034	31	31
	Las Vegas Sands Corp.	6.200%	8/15/2034	11	11
	Marriott International Inc.	5.300%	5/15/2034	11	11
[1]	McDonald's Corp.	5.200%	5/17/2034	8	8
	O'Reilly Automotive Inc.	5.000%	8/19/2034	7	7
	Owens Corning	5.700%	6/15/2034	16	17
	Starbucks Corp.	5.000%	2/15/2034	7	7
[1]	Toyota Motor Credit Corp.	4.800%	1/5/2034	16	16
					301
Consumer Staples (4.9%)
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/2034	19	19
	BAT Capital Corp.	6.000%	2/20/2034	14	15
	Bunge Ltd. Finance Corp.	4.650%	9/17/2034	16	15
	Campbell's Co.	5.400%	3/21/2034	14	14
	Coca-Cola Co.	5.000%	5/13/2034	6	6
	Coca-Cola Co.	4.650%	8/14/2034	21	21
	Coca-Cola Consolidated Inc.	5.450%	6/1/2034	7	7
	Estee Lauder Cos. Inc.	5.000%	2/14/2034	8	8
	JBS NV	6.750%	3/15/2034	3	3
	Keurig Dr Pepper Inc.	5.300%	3/15/2034	8	8
	Kroger Co.	5.000%	9/15/2034	39	38
	McCormick & Co. Inc.	4.700%	10/15/2034	5	5
	Mondelez International Inc.	4.750%	8/28/2034	5	5
	PepsiCo Inc.	4.800%	7/17/2034	8	8
	Philip Morris International Inc.	5.250%	2/13/2034	37	38
	Philip Morris International Inc.	4.900%	11/1/2034	6	6
	Procter & Gamble Co.	4.550%	1/29/2034	6	6
	Procter & Gamble Co.	4.550%	10/24/2034	13	13
	Sysco Corp.	6.000%	1/17/2034	7	7

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Target Corp.	4.500%	9/15/2034	12	12
	Tyson Foods Inc.	5.700%	3/15/2034	6	6
	Tyson Foods Inc.	4.875%	8/15/2034	18	18
	Unilever Capital Corp.	4.625%	8/12/2034	19	19
					297
Energy (9.3%)
	Boardwalk Pipelines LP	5.625%	8/1/2034	11	11
	BP Capital Markets America Inc.	4.989%	4/10/2034	7	7
	BP Capital Markets America Inc.	5.227%	11/17/2034	44	45
	Canadian Natural Resources Ltd.	5.400%	12/15/2034	10	10
	Cheniere Energy Inc.	5.650%	4/15/2034	27	28
	Cheniere Energy Partners LP	5.750%	8/15/2034	22	23
	Devon Energy Corp.	5.200%	9/15/2034	21	21
	Diamondback Energy Inc.	5.400%	4/18/2034	24	24
	Enbridge Inc.	5.625%	4/5/2034	20	21
	Energy Transfer LP	5.550%	5/15/2034	9	9
	Energy Transfer LP	5.600%	9/1/2034	34	35
	Enterprise Products Operating LLC	4.850%	1/31/2034	17	17
	EQT Corp.	5.750%	2/1/2034	13	13
	Helmerich & Payne Inc.	5.500%	12/1/2034	7	7
	Kinder Morgan Inc.	5.400%	2/1/2034	8	8
	Kinder Morgan Inc.	5.300%	12/1/2034	21	21
	MPLX LP	5.500%	6/1/2034	25	25
	Occidental Petroleum Corp.	5.550%	10/1/2034	19	19
	ONEOK Inc.	5.650%	9/1/2034	5	5
	ONEOK Inc.	5.050%	11/1/2034	31	30
	Ovintiv Inc.	6.500%	8/15/2034	7	8
	Phillips 66	4.650%	11/15/2034	14	14
	Plains All American Pipeline LP	5.700%	9/15/2034	13	13
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	18	18
	Suncor Energy Inc.	5.950%	12/1/2034	7	7
	Targa Resources Corp.	6.500%	3/30/2034	14	15
	TotalEnergies Capital SA	5.150%	4/5/2034	21	21
	TotalEnergies Capital SA	4.724%	9/10/2034	10	10
	TransCanada PipeLines Ltd.	4.625%	3/1/2034	22	21
	Western Midstream Operating LP	5.450%	11/15/2034	15	15
	Williams Cos. Inc.	5.150%	3/15/2034	23	23
	Woodside Finance Ltd.	5.100%	9/12/2034	18	18
					562
Financials (32.8%)
	AerCap Ireland Capital DAC	5.300%	1/19/2034	5	5
	AerCap Ireland Capital DAC	4.950%	9/10/2034	27	26
	Ally Financial Inc.	6.184%	7/26/2035	14	14
	American Express Co.	5.284%	7/26/2035	30	30
	Aon North America Inc.	5.450%	3/1/2034	31	32
	Arthur J Gallagher & Co.	5.450%	7/15/2034	11	11
	Athene Holding Ltd.	5.875%	1/15/2034	5	5
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	19	20
	Banco Santander SA	6.350%	3/14/2034	20	21
	Bank of America Corp.	5.468%	1/23/2035	109	111
[1]	Bank of America Corp.	5.425%	8/15/2035	23	23
	Bank of America Corp.	5.518%	10/25/2035	47	47
[1]	Bank of New York Mellon Corp.	5.188%	3/14/2035	18	18
	Bank of New York Mellon Corp.	5.225%	11/20/2035	11	11
	Bank of Nova Scotia	5.650%	2/1/2034	11	11
	Barclays plc	5.335%	9/10/2035	35	35
	BlackRock Funding Inc.	5.000%	3/14/2034	16	16
	Blackstone Private Credit Fund	6.000%	11/22/2034	13	13
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	5	5
	Blue Owl Finance LLC	6.250%	4/18/2034	16	16
	Brookfield Finance Inc.	6.350%	1/5/2034	14	15
	Brown & Brown Inc.	5.650%	6/11/2034	9	9
	Capital One Financial Corp.	6.051%	2/1/2035	8	8
	Capital One Financial Corp.	5.884%	7/26/2035	20	21
	Chubb INA Holdings LLC	5.000%	3/15/2034	29	29
[1]	Citibank NA	5.570%	4/30/2034	39	40
	Citigroup Inc.	5.827%	2/13/2035	52	53
	Citigroup Inc.	5.449%	6/11/2035	21	21
	Citizens Financial Group Inc.	6.645%	4/25/2035	10	11

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CNA Financial Corp.	5.125%	2/15/2034	11	11
	CNO Financial Group Inc.	6.450%	6/15/2034	13	14
	Corebridge Financial Inc.	5.750%	1/15/2034	13	13
	Deutsche Bank AG	5.403%	9/11/2035	23	23
	F&G Annuities & Life Inc.	6.250%	10/4/2034	8	8
	GATX Corp.	6.050%	3/15/2034	7	7
	Goldman Sachs Capital I	6.345%	2/15/2034	13	14
	Goldman Sachs Group Inc.	5.851%	4/25/2035	18	19
	Goldman Sachs Group Inc.	5.330%	7/23/2035	26	26
	Goldman Sachs Group Inc.	5.016%	10/23/2035	113	111
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	19	19
	HSBC Holdings plc	5.719%	3/4/2035	10	10
	HSBC Holdings plc	5.874%	11/18/2035	41	42
	Huntington Bancshares Inc.	5.709%	2/2/2035	21	22
	ING Groep NV	5.550%	3/19/2035	20	20
	Jefferies Financial Group Inc.	6.200%	4/14/2034	25	26
	JPMorgan Chase & Co.	5.336%	1/23/2035	21	21
	JPMorgan Chase & Co.	5.766%	4/22/2035	19	20
	JPMorgan Chase & Co.	5.294%	7/22/2035	118	119
	JPMorgan Chase & Co.	4.946%	10/22/2035	21	21
	KeyCorp	6.401%	3/6/2035	14	15
	Lloyds Banking Group plc	5.679%	1/5/2035	15	15
	Lloyds Banking Group plc	5.590%	11/26/2035	37	38
	LPL Holdings Inc.	6.000%	5/20/2034	8	8
	Marsh & McLennan Cos. Inc.	5.150%	3/15/2034	11	11
	Mastercard Inc.	4.875%	5/9/2034	18	18
	MetLife Inc.	6.375%	6/15/2034	12	13
	MetLife Inc.	5.300%	12/15/2034	7	7
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	29	29
	Mizuho Financial Group Inc.	5.579%	5/26/2035	6	6
	Mizuho Financial Group Inc.	5.594%	7/10/2035	20	21
	Morgan Stanley	5.466%	1/18/2035	21	21
	Morgan Stanley	5.831%	4/19/2035	23	24
	Morgan Stanley	5.320%	7/19/2035	104	105
	Nasdaq Inc.	5.550%	2/15/2034	21	22
	NatWest Group plc	5.778%	3/1/2035	24	25
	Nomura Holdings Inc.	5.783%	7/3/2034	19	20
	PayPal Holdings Inc.	5.150%	6/1/2034	17	17
	PNC Financial Services Group Inc.	5.676%	1/22/2035	12	12
	PNC Financial Services Group Inc.	5.401%	7/23/2035	37	38
	Regions Financial Corp.	5.502%	9/6/2035	14	14
	Reinsurance Group of America Inc.	5.750%	9/15/2034	8	8
[1]	Royal Bank of Canada	5.150%	2/1/2034	23	23
	Santander Holdings USA Inc.	6.342%	5/31/2035	10	11
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	23	24
	TPG Operating Group II LP	5.875%	3/5/2034	12	12
[1]	Truist Financial Corp.	5.711%	1/24/2035	30	31
	US Bancorp	5.678%	1/23/2035	30	31
	Wells Fargo & Co.	5.499%	1/23/2035	32	33
	Wells Fargo & Co.	5.211%	12/3/2035	61	61
[1]	Westpac Banking Corp.	5.618%	11/20/2035	27	27
					1,983
Health Care (10.0%)
	AbbVie Inc.	5.050%	3/15/2034	52	53
	Agilent Technologies Inc.	4.750%	9/9/2034	8	8
	AstraZeneca Finance LLC	5.000%	2/26/2034	22	22
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	44	45
	Cardinal Health Inc.	5.450%	2/15/2034	20	20
	Cardinal Health Inc.	5.350%	11/15/2034	7	7
	Cencora Inc.	5.125%	2/15/2034	7	7
	Cigna Group	5.250%	2/15/2034	18	18
	CommonSpirit Health	5.318%	12/1/2034	9	9
	CVS Health Corp.	5.700%	6/1/2034	23	24
	Elevance Health Inc.	5.375%	6/15/2034	19	19
	Eli Lilly & Co.	4.700%	2/9/2034	13	13
	Eli Lilly & Co.	4.600%	8/14/2034	35	35
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	6	6
	HCA Inc.	5.600%	4/1/2034	8	8
	HCA Inc.	5.450%	9/15/2034	37	37

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Humana Inc.	5.950%	3/15/2034	14	15
	Icon Investments Six DAC	6.000%	5/8/2034	5	5
	Johnson & Johnson	4.950%	6/1/2034	5	5
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	17	17
	Novartis Capital Corp.	4.200%	9/18/2034	21	20
	Quest Diagnostics Inc.	5.000%	12/15/2034	16	16
	Royalty Pharma plc	5.400%	9/2/2034	11	11
	Smith & Nephew plc	5.400%	3/20/2034	13	13
	Solventum Corp.	5.600%	3/23/2034	29	30
	Stryker Corp.	4.625%	9/11/2034	15	15
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	20	20
	Thermo Fisher Scientific Inc.	5.200%	1/31/2034	11	11
	UnitedHealth Group Inc.	5.000%	4/15/2034	16	16
	UnitedHealth Group Inc.	5.150%	7/15/2034	40	40
	Universal Health Services Inc.	5.050%	10/15/2034	11	11
	Wyeth LLC	6.500%	2/1/2034	13	14
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	13	13
					603
Industrials (6.4%)
	AGCO Corp.	5.800%	3/21/2034	9	9
	Amphenol Corp.	5.250%	4/5/2034	10	10
	Boeing Co.	3.600%	5/1/2034	49	44
	Boeing Co.	6.528%	5/1/2034	15	16
	Canadian National Railway Co.	6.250%	8/1/2034	4	5
	Canadian National Railway Co.	4.375%	9/18/2034	14	14
	Carrier Global Corp.	5.900%	3/15/2034	12	13
	Cummins Inc.	5.150%	2/20/2034	15	15
	GXO Logistics Inc.	6.500%	5/6/2034	11	12
	Honeywell International Inc.	4.500%	1/15/2034	12	12
	Ingersoll Rand Inc.	5.450%	6/15/2034	15	15
[1]	John Deere Capital Corp.	5.100%	4/11/2034	7	7
[1]	John Deere Capital Corp.	5.050%	6/12/2034	25	25
	Keysight Technologies Inc.	4.950%	10/15/2034	7	7
	L3Harris Technologies Inc.	5.350%	6/1/2034	15	15
	Lockheed Martin Corp.	4.750%	2/15/2034	16	16
	Lockheed Martin Corp.	4.800%	8/15/2034	10	10
	Northrop Grumman Corp.	4.900%	6/1/2034	12	12
[1]	Parker-Hannifin Corp.	4.200%	11/21/2034	7	7
	Republic Services Inc.	5.000%	4/1/2034	11	11
	Republic Services Inc.	5.200%	11/15/2034	10	10
	RTX Corp.	6.100%	3/15/2034	27	29
	Trane Technologies Financing Ltd.	5.100%	6/13/2034	8	8
	United Parcel Service Inc.	5.150%	5/22/2034	14	14
	Waste Connections Inc.	5.000%	3/1/2034	13	13
	Waste Management Inc.	4.875%	2/15/2034	18	18
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/2034	11	11
	WW Grainger Inc.	4.450%	9/15/2034	6	6
					384
Materials (3.3%)
	Air Products and Chemicals Inc.	4.850%	2/8/2034	18	18
	ArcelorMittal SA	6.000%	6/17/2034	8	8
	Berry Global Inc.	5.650%	1/15/2034	16	17
	CF Industries Inc.	5.150%	3/15/2034	10	10
	CRH America Finance Inc.	5.400%	5/21/2034	15	15
	Dow Chemical Co.	5.150%	2/15/2034	9	9
	Eastman Chemical Co.	5.625%	2/20/2034	15	15
	Freeport-McMoRan Inc.	5.400%	11/14/2034	14	14
	LYB International Finance III LLC	5.500%	3/1/2034	12	12
	Martin Marietta Materials Inc.	5.150%	12/1/2034	10	10
	Newmont Corp.	5.350%	3/15/2034	17	18
	Nutrien Ltd.	5.400%	6/21/2034	7	7
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	17	17
	Sonoco Products Co.	5.000%	9/1/2034	14	14
	Steel Dynamics Inc.	5.375%	8/15/2034	7	7
	Vulcan Materials Co.	5.350%	12/1/2034	10	10
					201
Real Estate (4.7%)
	Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	13	11

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
American Assets Trust LP	6.150%	10/1/2034	7	7
American Homes 4 Rent LP	5.500%	2/1/2034	14	14
American Homes 4 Rent LP	5.500%	7/15/2034	5	5
American Tower Corp.	5.450%	2/15/2034	8	8
Americold Realty Operating Partnership LP	5.409%	9/12/2034	5	5
Boston Properties LP	6.500%	1/15/2034	10	11
CBRE Services Inc.	5.950%	8/15/2034	19	20
Cousins Properties LP	5.875%	10/1/2034	11	11
Crown Castle Inc.	5.800%	3/1/2034	19	20
Crown Castle Inc.	5.200%	9/1/2034	7	7
Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/2034	15	15
ERP Operating LP	4.650%	9/15/2034	8	8
Essex Portfolio LP	5.500%	4/1/2034	12	12
Extra Space Storage LP	5.400%	2/1/2034	10	10
GLP Capital LP	5.625%	9/15/2034	11	11
Host Hotels & Resorts LP	5.700%	7/1/2034	12	12
Kimco Realty OP LLC	6.400%	3/1/2034	6	7
NNN REIT Inc.	5.500%	6/15/2034	7	7
Prologis LP	5.125%	1/15/2034	5	5
Prologis LP	5.000%	3/15/2034	23	23
Realty Income Corp.	5.125%	2/15/2034	11	11
Simon Property Group LP	4.750%	9/26/2034	28	27
Ventas Realty LP	5.625%	7/1/2034	7	7
VICI Properties LP	5.750%	4/1/2034	12	12
				286
Technology (7.9%)
Accenture Capital Inc.	4.500%	10/4/2034	22	21
Adobe Inc.	4.950%	4/4/2034	10	10
Analog Devices Inc.	5.050%	4/1/2034	7	7
Arrow Electronics Inc.	5.875%	4/10/2034	6	6
Atlassian Corp.	5.500%	5/15/2034	7	7
Automatic Data Processing Inc.	4.450%	9/9/2034	19	19
Broadcom Inc.	3.469%	4/15/2034	68	61
Broadcom Inc.	4.800%	10/15/2034	18	18
Cadence Design Systems Inc.	4.700%	9/10/2034	14	14
CDW LLC	5.550%	8/22/2034	9	9
Cisco Systems Inc.	5.050%	2/26/2034	44	44
Dell International LLC	5.400%	4/15/2034	19	19
Fiserv Inc.	5.450%	3/15/2034	21	21
Fiserv Inc.	5.150%	8/12/2034	8	8
Hewlett Packard Enterprise Co.	5.000%	10/15/2034	35	34
IBM International Capital Pte. Ltd.	4.900%	2/5/2034	14	14
Intel Corp.	5.150%	2/21/2034	17	17
KLA Corp.	4.700%	2/1/2034	11	11
Kyndryl Holdings Inc.	6.350%	2/20/2034	5	5
Moody's Corp.	5.000%	8/5/2034	11	11
Motorola Solutions Inc.	5.400%	4/15/2034	17	17
Oracle Corp.	4.300%	7/8/2034	16	14
Oracle Corp.	4.700%	9/27/2034	44	40
Quanta Services Inc.	5.250%	8/9/2034	13	13
Roper Technologies Inc.	4.900%	10/15/2034	14	14
TD SYNNEX Corp.	6.100%	4/12/2034	7	7
Texas Instruments Inc.	4.850%	2/8/2034	7	7
Verisk Analytics Inc.	5.250%	6/5/2034	10	10
				478
Utilities (7.8%)
AEP Texas Inc.	5.700%	5/15/2034	7	7
American Water Capital Corp.	5.150%	3/1/2034	9	9
Arizona Public Service Co.	5.700%	8/15/2034	9	9
Consolidated Edison Co. of New York Inc.	5.500%	3/15/2034	7	7
Constellation Energy Generation LLC	6.125%	1/15/2034	7	8
DTE Electric Co.	5.200%	3/1/2034	7	7
DTE Energy Co.	5.850%	6/1/2034	15	16
Duke Energy Carolinas LLC	4.850%	1/15/2034	15	15
Duke Energy Corp.	5.450%	6/15/2034	17	18
Duke Energy Progress LLC	5.100%	3/15/2034	5	5
Entergy Arkansas LLC	5.450%	6/1/2034	9	9
Entergy Louisiana LLC	5.350%	3/15/2034	5	5
Entergy Louisiana LLC	5.150%	9/15/2034	15	15

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Essential Utilities Inc.	5.375%	1/15/2034	11	11
	Eversource Energy	5.500%	1/1/2034	15	15
	Eversource Energy	5.950%	7/15/2034	9	10
	Exelon Corp.	5.450%	3/15/2034	8	8
	Florida Power & Light Co.	5.300%	6/15/2034	28	29
	Georgia Power Co.	5.250%	3/15/2034	8	8
	National Grid plc	5.418%	1/11/2034	13	13
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/2034	10	10
	NiSource Inc.	5.350%	4/1/2034	8	8
	NSTAR Electric Co.	5.400%	6/1/2034	12	12
	Pacific Gas & Electric Co.	6.950%	3/15/2034	7	8
	Pacific Gas & Electric Co.	5.800%	5/15/2034	26	27
	PacifiCorp	5.450%	2/15/2034	18	18
	PPL Capital Funding Inc.	5.250%	9/1/2034	10	10
	PPL Electric Utilities Corp.	4.850%	2/15/2034	13	13
	Public Service Co. of Colorado	5.350%	5/15/2034	16	16
	Public Service Electric & Gas Co.	4.850%	8/1/2034	16	16
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	5	5
	Southern California Edison Co.	6.000%	1/15/2034	7	7
	Southern California Edison Co.	5.200%	6/1/2034	17	17
	Southern California Gas Co.	5.050%	9/1/2034	7	7
	Southern Co.	5.700%	3/15/2034	27	28
	System Energy Resources Inc.	5.300%	12/15/2034	8	8
	Union Electric Co.	5.200%	4/1/2034	7	7
	Virginia Electric & Power Co.	5.000%	1/15/2034	9	9
	Virginia Electric & Power Co.	5.050%	8/15/2034	6	6
	Xcel Energy Inc.	5.500%	3/15/2034	14	14
					470
Total Corporate Bonds (Cost $5,896)					5,916
				Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2]	Vanguard Market Liquidity Fund (Cost $27)	3.682%		269	27
Total Investments (98.3%) (Cost $5,923)					5,943
Other Assets and Liabilities—Net (1.7%)					101
Net Assets (100%)					6,044

Cost is in $000.

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	5,916	—	5,916
Temporary Cash Investments	27	—	—	27
Total	27	5,916	—	5,943